Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements	Comm. Social Resp.	Total Payments
Total	[1]	$ 207,484	$ 599	$ 1,276	$ 1,366	$ 60	$ 210,785
UNITED STATES
Total		204,012	$ 599	155			204,766
British Columbia [Member]
Total		1,350		49			1,399
Puerto Cortes [Member]
Total		658		616	28		1,302
Quintana Roo [Member]
Total		$ 1,464		$ 456	$ 1,338	$ 60	$ 3,318

[1]
All payments are reported in U.S. dollars. Payments relating to the project in Canada were made in Canadian dollars, payments relating to the project in Honduras were made in Honduran lempiras and payments relating to the project in Mexico were made in Mexican pesos. Such payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rates as of December 31, 2025.